Horizon Managed Risk ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Aerospace & Defense - 2.7%
General Dynamics Corp.	7,611	$ 2,826,345
General Electric Co.	12,156	4,080,891
Honeywell Aerospace, Inc. (a)	5,267	832,765
Howmet Aerospace, Inc.	10,016	2,453,419
L3Harris Technologies, Inc.	4,874	1,297,703
Lockheed Martin Corp.	5,231	2,935,794
Northrop Grumman Corp.	2,822	1,523,033
RTX Corp.	25,535	5,304,386
		21,254,336

Air Freight & Logistics - 0.3%
FedEx Corp.	7,355	2,408,027

Automobiles - 1.0%
General Motors Co.	54,895	4,738,537
Tesla, Inc. (a)	7,714	2,838,366
		7,576,903

Banks - 2.6%
Bank of America Corp.	75,052	4,648,721
Citigroup, Inc.	24,435	3,216,135
JPMorgan Chase & Co.	16,905	6,018,518
PNC Financial Services Group, Inc.	7,846	1,880,137
US Bancorp	39,330	2,421,941
Wells Fargo & Co.	24,992	2,159,059
		20,344,511

Beverages - 1.7%
Coca-Cola Co.	74,771	6,629,944
Monster Beverage Corp. (a)	55,442	2,545,897
PepsiCo, Inc.	27,739	3,892,891
		13,068,732

Biotechnology - 1.7%
AbbVie, Inc.	10,472	2,685,230
Amgen, Inc.	5,257	2,259,879
Gilead Sciences, Inc.	25,035	3,663,622
Regeneron Pharmaceuticals, Inc.	2,433	1,944,162
Vertex Pharmaceuticals, Inc. (a)	4,992	2,718,244
		13,271,137

Broadline Retail - 1.9%
Amazon.com, Inc. (a)	58,010	15,069,258

Building Products - 0.5%
Johnson Controls International PLC	14,382	1,988,168
Trane Technologies PLC	4,951	2,200,224
		4,188,392

Capital Markets - 2.8%
Bank of New York Mellon Corp.	19,419	3,131,896

Blackrock, Inc.	2,073	2,395,580
Charles Schwab Corp.	37,826	4,154,051
CME Group, Inc.	5,481	1,564,826
Goldman Sachs Group, Inc.	2,396	2,458,056
Intercontinental Exchange, Inc.	12,219	1,963,593
Moody's Corp.	3,000	1,513,920
Morgan Stanley	14,422	3,076,501
S&P Global, Inc.	5,082	2,214,939
		22,473,362

Chemicals - 1.2%
Corteva, Inc.	20,438	1,729,668
Ecolab, Inc.	6,968	1,973,338
Linde PLC	7,676	3,758,016
Sherwin-Williams Co.	5,010	1,697,438
		9,158,460

Commercial Services & Supplies - 0.8%
Cintas Corp.	9,806	1,978,753
Republic Services, Inc.	9,748	2,153,528
Waste Management, Inc.	9,798	2,144,978
		6,277,259

Communications Equipment - 1.5%
Arista Networks, Inc. (a)	21,889	4,283,458
Ciena Corp. (a)	2,293	877,760
Cisco Systems, Inc.	49,395	5,457,654
Motorola Solutions, Inc.	2,510	1,218,103
		11,836,975

Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	1,062	1,641,448

Consumer Finance - 0.4%
American Express Co.	10,034	3,312,926

Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	7,739	7,304,765
Target Corp.	12,620	2,030,305
Walmart, Inc.	72,441	7,596,888
		16,931,958

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	70,127	1,815,588
Comcast Corp. - Class A	24,705	657,647
Verizon Communications, Inc.	47,423	2,372,099
		4,845,334

Electric Utilities - 1.3%
American Electric Power Co., Inc.	21,862	2,676,564
Duke Energy Corp.	20,445	2,451,560
NextEra Energy, Inc.	32,358	2,664,358
Southern Co.	26,910	2,368,080
		10,160,562

Electrical Equipment - 1.0%
AMETEK, Inc.	7,920	1,862,547

Eaton Corp. PLC	4,772	1,917,771
GE Vernova, Inc.	4,617	4,148,513
		7,928,831

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	17,536	2,780,333
Corning, Inc.	7,855	1,168,274
Keysight Technologies, Inc. (a)	2,968	957,774
TE Connectivity PLC	5,281	1,083,925
		5,990,306

Entertainment - 0.4%
Netflix, Inc. (a)	25,216	2,043,757
Walt Disney Co.	7,260	780,813
		2,824,570

Financial Services - 4.3%
Berkshire Hathaway, Inc. - Class B (a)	39,919	20,120,373
Mastercard, Inc. - Class A	14,960	8,816,078
Visa, Inc. - Class A	12,289	4,662,078
		33,598,529

Ground Transportation - 0.3%
Fedex Freight Holding Co., Inc. (a)	3,191	426,764
Uber Technologies, Inc. (a)	30,438	2,302,635
		2,729,399

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	20,250	2,234,790
Boston Scientific Corp. (a)	17,255	833,417
Intuitive Surgical, Inc. (a)	4,549	1,714,336
Medtronic PLC	15,188	1,376,792
Stryker Corp.	5,541	1,794,176
		7,953,511

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	5,296	1,242,548
Cencora, Inc.	3,060	990,216
Cigna Group	4,838	1,335,675
CVS Health Corp.	22,431	2,106,495
HCA Healthcare, Inc.	5,023	2,081,782
McKesson Corp.	2,440	2,160,181
UnitedHealth Group, Inc.	7,737	3,012,865
		12,929,762

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. - Class A (a)	29,677	5,437,420
Booking Holdings, Inc.	24,470	4,871,732
McDonald's Corp.	19,716	5,195,955
		15,505,107

Household Durables - 0.6%
Garmin Ltd.	15,447	4,388,647

Household Products - 0.7%
Procter & Gamble Co.	39,917	5,792,755

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	5,272	1,125,623

Insurance - 2.1%
Allstate Corp.	7,888	2,033,526
Aon PLC - Class A	5,511	1,771,897
Chubb Ltd.	9,893	3,349,770
Hartford Insurance Group, Inc.	10,427	1,432,461
Marsh & McLennan Cos., Inc.	12,656	2,402,109
Progressive Corp.	12,986	2,831,987
Travelers Cos., Inc.	7,031	2,572,854
		16,394,604

Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	122,562	41,591,415
Meta Platforms, Inc. - Class A	22,346	12,789,509
		54,380,924

IT Services - 0.3%
Accenture PLC - Class A	8,068	1,530,984
International Business Machines Corp.	5,400	1,262,898
		2,793,882

Life Sciences Tools & Services - 0.4%
Danaher Corp.	7,839	1,674,097
Thermo Fisher Scientific, Inc.	2,480	1,530,408
		3,204,505

Machinery - 1.0%
Caterpillar, Inc.	4,624	3,687,501
Cummins, Inc.	3,009	1,698,280
Parker-Hannifin Corp.	2,428	2,378,080
		7,763,861

Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	32,763	2,481,470
Newmont Corp.	29,437	3,710,828
		6,192,298

Multi-Utilities - 0.3%
Consolidated Edison, Inc.	22,063	2,361,182

Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	35,184	7,252,830
ConocoPhillips	22,341	2,959,959
EOG Resources, Inc.	7,295	1,057,483
EQT Corp.	10,480	567,806
ExxonMobil Holdings Corp.	72,010	11,590,010
Kinder Morgan, Inc.	39,698	1,279,864
Marathon Petroleum Corp.	2,955	1,103,161
Phillips 66	5,235	1,290,846
Targa Resources Corp.	2,736	803,426
Valero Energy Corp.	2,807	1,007,488
Williams Cos., Inc.	19,753	1,482,463
		30,395,336

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	37,979	2,537,377
Eli Lilly & Co.	13,547	15,670,221
Johnson & Johnson	44,694	11,881,900
Merck & Co., Inc.	47,821	7,066,031
Pfizer, Inc.	67,837	1,930,641
		39,086,170

Professional Services - 0.0% (b)
Mobility Global, Inc.	5,082	103,165

Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices, Inc. (a)	24,537	11,550,057
Analog Devices, Inc.	7,838	2,838,453
Applied Materials, Inc.	12,739	5,839,430
Broadcom, Inc.	59,660	22,094,484
Intel Corp. (a)	40,385	3,614,861
KLA Corp.	18,066	3,169,680
Lam Research Corp.	19,450	5,863,981
Micron Technology, Inc.	19,450	18,647,299
NVIDIA Corp.	239,943	52,974,616
QUALCOMM, Inc.	9,403	1,603,023
Teradyne, Inc.	2,564	896,964
Texas Instruments, Inc.	8,029	2,094,846
		131,187,694

Software - 7.3%
Adobe, Inc. (a)	7,173	2,100,183
Intuit, Inc.	2,407	864,835
Microsoft Corp.	82,871	42,039,630
Oracle Corp.	14,597	2,176,705
Palantir Technologies, Inc. - Class A (a)	29,771	5,548,719
Salesforce, Inc.	9,792	2,521,832
ServiceNow, Inc. (a)	7,650	1,132,123
Synopsys, Inc. (a)	2,211	971,933
		57,355,960

Specialty Retail - 2.5%
Home Depot, Inc.	17,478	5,729,813
O'Reilly Automotive, Inc. (a)	42,620	3,784,656
Ross Stores, Inc.	20,324	4,644,847
TJX Cos., Inc.	39,343	5,268,421
		19,427,737

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	159,220	50,448,857
Sandisk Corp. (a)	2,247	3,520,375
Seagate Technology Holdings PLC	2,516	2,084,204
Western Digital Corp.	2,709	1,220,540
		57,273,976

Tobacco - 0.9%
Altria Group, Inc.	32,193	2,204,577
Philip Morris International, Inc.	27,935	5,232,225
		7,436,802

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	14,383		2,595,268
TOTAL COMMON STOCKS (Cost $651,050,227)			722,539,984

EXCHANGE TRADED FUNDS - 6.4%	Shares		Value
Roundhill Magnificent Seven ETF	736,400		50,620,136
TOTAL EXCHANGE TRADED FUNDS (Cost $49,490,809)			50,620,136

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares		Value
Health Care REITs - 0.3%
Welltower, Inc.	10,552		2,492,805

Industrial REITs - 0.3%
Prologis, Inc.	17,270		2,416,418

Retail REITs - 0.4%
Realty Income Corp.	22,756		1,394,488
Simon Property Group, Inc.	7,623		1,618,515
			3,013,003

Specialized REITs - 0.6%
American Tower Corp.	10,533		1,850,648
Equinix, Inc.	2,439		2,552,950
			4,403,598
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,636,334)			12,325,824

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	3,639,296		3,639,296
TOTAL MONEY MARKET FUNDS (Cost $3,639,296)			3,639,296

TOTAL INVESTMENTS - 100.0% (Cost $715,816,666)			789,125,240
Other Assets in Excess of Liabilities - 0.0% (b)		0.00021	168,061
TOTAL NET ASSETS - 100.0%			$ 789,293,301

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Managed Risk ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 722,539,984	$ –	$ –	$ 722,539,984
Exchange Traded Funds	50,620,136	–	–	50,620,136
Real Estate Investment Trusts	12,325,824	–	–	12,325,824
Money Market Funds	3,639,296	–	–	3,639,296
Total Investments	$ 789,125,240	$ –	$ –	$ 789,125,240

Refer to the Schedule of Investments for further disaggregation of investment categories.